Consolidated statements of cash flows	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Operating activities
Net loss for the year	$ (11,846,560)	$ (2,668,254)	$ (3,129,368)
Items not affecting cash
Deferred income tax expense	1,341,185	314,141
Depreciation	14,424	16,638	19,564
Amortization of right-of-use assets	106,791	121,479	121,432
Impairment of property, plant and equipment	7,441,293
Interest expenses on lease liability	47,379	13,330	21,480
Interest, accretion and standby fees on gold loan payable	468,308	394,371	371,250
Unrealized (gain) loss on derivative financial liabilities	(110,177)	18,156	(44,049)
Unrealized (gain) loss on gold in trust	6,518	35,775	(199,379)
Realized gain on sale of gold in trust			(19,413)
Unrealized foreign exchange (gain) loss on gold loan payable	257,803	(11,535)	(81,331)
Unrealized foreign exchange (gain) loss on gold in trust	(64,920)	4,011	21,017
Unrealized gain on warrant liability	(520,503)	(1,747,884)
Share-based payments	1,478,100	1,870,800	1,784,500
Accounts receivable and prepaid expenses	(103,833)	19,370	(14,291)
Trade and other payables	(169,206)	19,352	(83,294)
Net cash used in operating activities	(1,653,398)	(1,600,250)	(1,231,882)
Investing activities
Property, plant and equipment – purchase	(47,056)	(10,505)	(6,783)
Exploration and evaluation assets – costs	(1,681,790)	(2,784,645)	(1,750,935)
Net cash used in investing activities	(1,728,846)	(2,795,150)	(1,757,718)
Financing activities
Issuance of shares, net of share issue costs		11,610,581	3,850,209
Options exercised		564,750	158,090
Share issue costs on cashless exercise of options (Note 9(d))			(40,157)
Share issue costs (Note 9(b))			(40,990)
Warrants exercised			10,000
Net proceeds on gold in trust			818,360
Repayment of lease liabilities	(130,056)	(144,253)	(143,428)
Net cash from (used in) financing activities	(130,056)	12,031,078	4,612,084
Change in cash and cash equivalents	(3,512,300)	7,635,678	1,622,484
Cash and cash equivalents, beginning of year	10,170,376	2,534,698	912,214
Cash and cash equivalents, end of year	$ 6,658,076	$ 10,170,376	$ 2,534,698